LEASES (Table)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Supplemental Cash Flow Information Related to Operating Leases
Year
Ended
December
31, 2022
Cash payments for operating leases	$389

Schedule of Future Lease Payments
Operating
Leases

2023	$352
2024	282
2025 and after	410
Total future lease payments	1,044
Less imputed interest	(80)
Total lease liability balance	$964